INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	R$ 2,971,707	R$ 3,011,794	R$ 3,392,987
Recognized in income	798,160	18,367	(193,803)
Effect of selling of subsidiary and others		2,056	(211,897)
Others	31,103
Comprehensive Income	(45,284)	(60,510)	24,507
Balance as of end of period	3,755,686	2,971,707	3,011,794
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	973,638	874,357	887,980
Recognized in income	341,664	157,402	327,743
Effect of selling of subsidiary and others		(22,362)	(263,297)
Others	36,445
Comprehensive Income	(11,814)	(35,759)	(78,069)
Balance as of end of period	1,339,933	973,638	874,357
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	355,782	311,892	191,638
Recognized in income	(18,524)	58,963	120,254
Effect of selling of subsidiary and others		(15,073)
Balance as of end of period	337,258	355,782	311,892
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	275,463	755,198	639,566
Recognized in income	(5,214)	(479,836)	118,526
Effect of selling of subsidiary and others		101	(2,671)
Others	168
Comprehensive Income			(223)
Balance as of end of period	270,417	275,463	755,198
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	282,803	432,537	549,865
Recognized in income	(16,564)	(48,466)	(67,133)
Effect of selling of subsidiary and others		(9,363)	34,982
Others	67,184
Comprehensive Income	(46,929)	(91,905)	(85,177)
Balance as of end of period	286,494	282,803	432,537
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	410,300	350,762	381,991
Recognized in income	93,094	(81,627)	(21,985)
Effect of selling of subsidiary and others		92,174	20,776
Others	17,177
Comprehensive Income	5,247	48,991	(30,020)
Balance as of end of period	525,818	410,300	350,762
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	1,060,527	1,251,542	2,158,149
Recognized in income	223,850	(199,200)	(907,690)
Effect of selling of subsidiary and others		8,185
Comprehensive Income			1,083
Balance as of end of period	1,284,377	1,060,527	1,251,542
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	110,728	112,936	151,678
Recognized in income	(33,165)	(2,208)	(34,059)
Effect of selling of subsidiary and others			(4,671)
Others	(12)
Comprehensive Income	6,286		(12)
Balance as of end of period	83,837	110,728	112,936
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	(497,534)	(1,077,430)	(1,567,880)
Recognized in income	213,019	613,339	270,541
Effect of selling of subsidiary and others		(51,606)	2,984
Others	(89,859)
Comprehensive Income	1,926	18,163	216,925
Balance as of end of period	R$ (372,448)	R$ (497,534)	R$ (1,077,430)